Document and Entity Information	12 Months Ended
Feb. 28, 2026
Document Information [Line Items]
Document Type	11-K
Document Period End Date	Feb. 28, 2026
Entity Registrant Name	National Bank Holdings Corporation
Entity Central Index Key	0001475841
Amendment Flag	false
National Bank Holdings Corporation Employee Stock Purchase Plan
Document Information [Line Items]
Document Type	11-K
Document Period End Date	Feb. 28, 2026
Amendment Flag	false